Operating profit/(loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Depreciation of property, plant and equipment (note 11):
Impairment charge/(reversal) (Note 4)	€ 0	€ 4,515	€ (64)
Staff costs (note 24)	5,474	5,236	5,498
Gain on the revaluation of net monetary assets resulting from IAS 29 application (Note 1)	(77)	(112)	(360)
Discontinued operation
Depreciation of property, plant and equipment (note 11):
Staff costs (note 24)	0	286	748
Operating profit/(loss)
Operating profit/(loss)
Amortisation of intangible assets (note 10)	4,090	3,695	3,515
Depreciation of property, plant and equipment (note 11):
Owned assets	4,391	3,874	3,882
Leased assets	3,973	3,235	3,017
Impairment charge/(reversal) (Note 4)	0	4,515	(64)
Staff costs (note 24)	5,474	5,236	5,498
Amounts related to inventory included in cost of sales	4,915	4,514	4,659
Own costs capitalised attributable to the construction or acquisition of property, plant and equipment	1,395	1,254	1,188
Gain on the revaluation of net monetary assets resulting from IAS 29 application (Note 1)	(77)	(112)	(360)
Operating profit/(loss) | Indus Towers
Depreciation of property, plant and equipment (note 11):
Gain on disposal of Indus Towers Limited	0	714	0
Indus Towers Limited | Operating profit/(loss)
Depreciation of property, plant and equipment (note 11):
Pledge arrangements in respect of Indus Towers Limited (Note 29)	0	(214)	0
Vodafone Idea Limited | Operating profit/(loss)
Depreciation of property, plant and equipment (note 11):
Shares pledged to Vodafone Idea Limited for settlement of the Contingent Liability Adjustment Mechanism	€ 256	€ 0	€ 0